Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Principal Value
U.S. Treasury Bills – 103.0%
U.S. Treasury Bill, 5.23%, 10/29/2024 (a)(b) .................................... $ 65,500,000 $ 65,258,906
U.S. Treasury Bill, 4.81%, 1/14/2025 (a) ....................................... 84,300,000 83,204,688
Total U.S. Treasury Bills (Cost $148,392,693) ....................................... 148,463,594
Total Investments – 103.0%
(Cost $148,392,693) ........................................................... $ 148,463,594
Liabilities in Excess of Other Assets – (3.0)% ......................................... (4,353,976)
Net Assets – 100.0% ............................................................ $ 144,109,618
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $62,768,160 has been pledged as collateral for swaps as of September 30, 2024.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 103.0%
Total Investments ............................................................................. 103.0%
Liabilities in Excess of Other Assets ............................................................... (3.0)%
Net Assets .................................................................................. 100.0%
At September 30, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
BNP Custom Global Long Equity
Index* 7/31/2025 5.13% (EFFR+0.30)(c) BNP 148,944,404 $ (759,633)
BNP Custom Global Short Equity
Index* 7/31/2025 4.83% (EFFR+0.0)(c) BNP (149,153,806) (988,001)
Goldman Sachs Custom Global
Long Equity Index* 8/29/2025 5.30% (EFFR+0.47)(c) GS 149,300,431 (705,803)
Goldman Sachs Custom Global
Short Equity Index* 8/29/2025 5.02% (EFFR+0.19)(c) GS (149,424,181) (1,073,649)
$ (3,527,086)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate
GS : Goldman Sachs

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the BNP Custom Global Long Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
KDDI Corp. .................................................... 44,730 $ (7,351) 0.97%
Omnicom Group, Inc. ............................................ 14,513 (7,676) 1.01%
SoftBank Corp. ................................................. 992,302 (6,645) 0.88%
Telstra Group Ltd. ............................................... 548,083 (7,549) 0.99%
(29,221)
Consumer Discretionary
Burlington Stores, Inc. ............................................ 5,440 (7,332) 0.97%
Evolution AB, 144A .............................................. 12,881 (6,490) 0.85%
(13,822)
Consumer Staples
Conagra Brands, Inc. ............................................ 37,815 (6,291) 0.83%
Essity AB, Class B ............................................... 37,284 (5,965) 0.79%
Kimberly-Clark Corp. ............................................. 10,458 (7,612) 1.00%
Philip Morris International, Inc. ..................................... 11,531 (7,161) 0.94%
(27,029)
Financials
Citizens Financial Group, Inc. ...................................... 36,831 (7,738) 1.02%
Discover Financial Services ....................................... 10,260 (7,363) 0.97%
Equitable Holdings, Inc. .......................................... 35,390 (7,609) 1.00%
Everest Group Ltd. .............................................. 3,097 (6,208) 0.82%
Hong Kong Exchanges & Clearing Ltd. .............................. 35,848 (7,702) 1.01%
KeyCorp ...................................................... 89,944 (7,707) 1.02%
MarketAxess Holdings, Inc. ....................................... 3,956 (5,185) 0.68%
MSCI, Inc., Class A .............................................. 2,442 (7,281) 0.96%
Progressive Corp. (The) .......................................... 5,171 (6,713) 0.88%
SEI Investments Co. ............................................. 15,910 (5,631) 0.74%
(69,137)
Health Care
Cencora, Inc. ................................................... 6,661 (7,670) 1.01%
Eli Lilly & Co. ................................................... 1,637 (7,417) 0.98%
Hoya Corp. .................................................... 7,037 (4,981) 0.65%
Novo Nordisk A/S, Class B ........................................ 9,043 (5,450) 0.72%
Royalty Pharma PLC, Class A ..................................... 52,803 (7,641) 1.01%
(33,159)
Industrials
Atlas Copco AB ................................................. 76,863 (7,623) 1.00%
Automatic Data Processing, Inc. .................................... 3,755 (5,316) 0.70%
Carlisle Cos., Inc. ............................................... 2,939 (6,762) 0.89%
Eaton Corp PLC ................................................ 3,427 (5,811) 0.77%
Expeditors International of Washington, Inc. .......................... 10,416 (7,002) 0.92%
Experian PLC .................................................. 23,479 (6,332) 0.83%
Huntington Ingalls Industries ....................................... 3,862 (5,224) 0.69%
Kawasaki Kisen Kaisha Ltd. ....................................... 62,515 (4,951) 0.65%
Paychex, Inc. ................................................... 10,034 (6,888) 0.91%
Verisk Analytics, Inc., Class A ...................................... 4,548 (6,234) 0.82%
Vertiv Holdings Co., Class A ....................................... 13,369 (6,804) 0.90%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials (continued)
Vestas Wind Systems A/S ......................................... 61,152 $ (6,925) 0.91%
Wolters Kluwer NV .............................................. 8,568 (7,402) 0.97%
(83,274)
Information Technology
Amphenol Corp., Class A ......................................... 22,678 (7,559) 1.00%
Applied Materials, Inc. ............................................ 7,158 (7,399) 0.97%
Broadcom, Inc. ................................................. 7,652 (6,753) 0.89%
Lam Research Corp. ............................................. 1,388 (5,794) 0.76%
Micron Technology, Inc. ........................................... 11,214 (5,949) 0.78%
NetApp, Inc. .................................................... 8,308 (5,249) 0.69%
NVIDIA Corp. ................................................... 12,041 (7,480) 0.99%
(46,183)
Materials
CRH PLC ...................................................... 12,838 (6,091) 0.80%
Fortescue Ltd. .................................................. 104,757 (7,690) 1.01%
Mosaic Co. (The) ................................................ 55,936 (7,663) 1.01%
(21,444)
Real Estate
Alexandria Real Estate Equities, Inc. ................................ 12,221 (7,424) 0.98%
Essex Property Trust, Inc. ......................................... 5,059 (7,645) 1.00%
(15,069)
Other Components ............................................. 5,533,022 (421,295) 55.46%
Total ....................................................................... $ (759,633) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the BNP Custom Global Short Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Liberty Media Corp.-Liberty Formula One, Class C ..................... (19,190) $ (9,731) 0.99%
Live Nation Entertainment, Inc. ..................................... (13,849) (9,931) 1.01%
Take-Two Interactive Software, Inc. ................................. (7,781) (7,834) 0.79%
T-Mobile US, Inc. ................................................ (6,535) (8,832) 0.89%
(36,328)
Consumer Discretionary
Airbnb, Inc., Class A ............................................. (9,918) (8,237) 0.83%
Lowe's Cos, Inc. ................................................ (5,621) (9,971) 1.01%
Oriental Land Co. Ltd. ............................................ (56,999) (9,654) 0.98%
Sony Group Corp. ............................................... (74,152) (9,433) 0.95%
Ulta Beauty, Inc. ................................................ (3,669) (9,351) 0.95%
(46,646)
Consumer Staples
Constellation Brands, Inc., Class A .................................. (5,765) (9,730) 0.98%
Diageo PLC .................................................... (37,307) (8,530) 0.86%
Haleon PLC .................................................... (285,586) (9,855) 1.00%
Pernod Ricard SA ............................................... (9,792) (9,706) 0.98%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Staples (continued)
Shiseido Co, Ltd. ................................................ (46,481) $ (8,249) 0.84%
(46,070)
Energy
EQT Corp. ..................................................... (30,018) (7,203) 0.73%
Occidental Petroleum Corp. ....................................... (21,312) (7,194) 0.73%
TC Energy Corp. ................................................ (22,284) (6,945) 0.70%
(21,342)
Financials
3i Group PLC ................................................... (33,127) (9,617) 0.97%
Ares Management Corp., Class A ................................... (9,526) (9,723) 0.99%
Commonwealth Bank of Australia ................................... (14,763) (9,084) 0.92%
Corpay, Inc. .................................................... (3,563) (7,299) 0.74%
Fiserv, Inc. ..................................................... (8,418) (9,905) 1.00%
Futu Holdings Ltd., ADR .......................................... (17,802) (11,152) 1.13%
Global Payments, Inc. ............................................ (15,312) (10,271) 1.04%
National Bank of Canada ......................................... (14,531) (8,998) 0.91%
Resona Holdings, Inc. ............................................ (214,483) (9,800) 0.99%
United Overseas Bank Ltd. ........................................ (59,094) (9,711) 0.98%
(95,560)
Health Care
Alcon, Inc. ..................................................... (14,628) (9,577) 0.97%
Avantor, Inc. ................................................... (57,363) (9,719) 0.98%
GE HealthCare Technologies, Inc. .................................. (13,743) (8,447) 0.86%
Moderna, Inc. .................................................. (20,164) (8,826) 0.89%
Revvity, Inc. .................................................... (11,873) (9,934) 1.01%
Sanofi SA ...................................................... (9,819) (7,386) 0.75%
Zimmer Biomet Holdings, Inc. ...................................... (13,864) (9,802) 0.99%
(63,691)
Industrials
3M Co. ........................................................ (9,378) (8,396) 0.85%
Builders FirstSource, Inc. ......................................... (5,807) (7,373) 0.75%
Canadian Pacific Kansas City Ltd. .................................. (12,562) (7,044) 0.71%
Central Japan Railway Co. ........................................ (58,432) (8,877) 0.90%
Dayforce, Inc. .................................................. (24,855) (9,970) 1.01%
Delta Air Lines, Inc. .............................................. (28,903) (9,614) 0.97%
Fortune Brands Innovations, Inc. ................................... (11,939) (7,001) 0.71%
(58,275)
Information Technology
Akamai Technologies, Inc. ........................................ (13,765) (9,101) 0.92%
ON Semiconductor Corp. ......................................... (20,538) (9,767) 0.99%
SUMCO Corp. .................................................. (141,293) (9,978) 1.01%
Teledyne Technologies, Inc. ....................................... (3,421) (9,805) 0.99%
(38,651)
Materials
Corteva, Inc. ................................................... (25,741) (9,911) 1.00%
James Hardie Industries PLC ...................................... (34,271) (8,945) 0.91%
(18,856)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Real Estate
Zillow Group, Inc., Class C ........................................ (22,687) $ (9,487) 0.96%
Utilities
Ameren Corp. .................................................. (17,302) (9,911) 1.00%
Public Service Enterprise Group, Inc. ................................ (11,881) (6,942) 0.70%
(16,853)
Other Components ............................................. (4,121,436) (536,242) 54.28%
Total ....................................................................... $ (988,001) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Goldman Sachs Custom Global Long Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
KDDI Corp. .................................................... 44,712 $ (6,791) 0.96%
Omnicom Group, Inc. ............................................ 14,658 (7,165) 1.02%
SoftBank Corp. ................................................. 994,598 (6,156) 0.87%
Telstra Group Ltd. ............................................... 550,491 (7,007) 0.99%
(27,119)
Consumer Discretionary
Burlington Stores, Inc. ............................................ 5,352 (6,667) 0.94%
Evolution AB, 144A .............................................. 12,973 (6,041) 0.86%
(12,708)
Consumer Staples
Conagra Brands, Inc. ............................................ 37,614 (5,783) 0.82%
Essity AB, Class B ............................................... 36,431 (5,387) 0.76%
Kimberly-Clark Corp. ............................................. 10,423 (7,011) 0.99%
Philip Morris International, Inc. ..................................... 11,361 (6,521) 0.93%
(24,702)
Financials
Citizens Financial Group, Inc. ...................................... 36,730 (7,132) 1.01%
Discover Financial Services ....................................... 10,299 (6,831) 0.97%
Equitable Holdings, Inc. .......................................... 35,155 (6,986) 0.99%
Everest Group Ltd. .............................................. 3,107 (5,756) 0.82%
Hong Kong Exchanges & Clearing Ltd. .............................. 37,124 (7,372) 1.05%
KeyCorp ...................................................... 90,240 (7,146) 1.01%
MarketAxess Holdings, Inc. ....................................... 3,913 (4,739) 0.67%
MSCI, Inc., Class A .............................................. 2,443 (6,734) 0.95%
Progressive Corp. (The) .......................................... 5,056 (6,067) 0.86%
SEI Investments Co. ............................................. 15,839 (5,181) 0.73%
(63,944)
Health Care
Cencora, Inc. ................................................... 6,614 (7,039) 1.00%
Eli Lilly & Co. ................................................... 1,598 (6,692) 0.95%
Hoya Corp. .................................................... 7,177 (4,694) 0.66%
Novo Nordisk A/S, Class B ........................................ 8,885 (4,949) 0.70%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Health Care (continued)
Royalty Pharma PLC, Class A ..................................... 53,090 $ (7,101) 1.01%
(30,475)
Industrials
Atlas Copco AB ................................................. 79,017 (7,243) 1.03%
Automatic Data Processing, Inc. .................................... 3,713 (4,857) 0.69%
Carlisle Cos., Inc. ............................................... 2,950 (6,273) 0.89%
Eaton Corp PLC ................................................ 3,438 (5,387) 0.76%
Expeditors International of Washington, Inc. .......................... 10,386 (6,452) 0.91%
Experian PLC .................................................. 23,655 (5,896) 0.83%
Huntington Ingalls Industries ....................................... 3,873 (4,841) 0.69%
Paychex, Inc. ................................................... 9,970 (6,325) 0.90%
Verisk Analytics, Inc., Class A ...................................... 4,506 (5,708) 0.81%
Vertiv Holdings Co., Class A ....................................... 13,120 (6,171) 0.87%
Vestas Wind Systems A/S ......................................... 59,989 (6,279) 0.89%
Wolters Kluwer NV .............................................. 8,421 (6,724) 0.95%
(72,156)
Information Technology
Amphenol Corp., Class A ......................................... 22,613 (6,967) 0.99%
Applied Materials, Inc. ............................................ 7,489 (7,154) 1.01%
Broadcom, Inc. ................................................. 7,673 (6,258) 0.89%
Lam Research Corp. ............................................. 1,448 (5,588) 0.79%
Micron Technology, Inc. ........................................... 12,728 (6,241) 0.88%
Monolithic Power Systems, Inc. .................................... 1,042 (4,553) 0.65%
NetApp, Inc. .................................................... 8,406 (4,908) 0.70%
NVIDIA Corp ................................................... 11,964 (6,869) 0.97%
(48,538)
Materials
CRH PLC ...................................................... 12,912 (5,662) 0.80%
Fortescue Ltd. .................................................. 105,113 (7,131) 1.01%
Mosaic Co. (The) ................................................ 58,286 (7,380) 1.05%
(20,173)
Real Estate
Alexandria Real Estate Equities, Inc. ................................ 11,882 (6,671) 0.95%
Essex Property Trust, Inc. ......................................... 4,966 (6,936) 0.98%
(13,607)
Other Components ............................................. 5,581,189 (392,381) 55.59%
Total ....................................................................... $ (705,803) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Goldman Sachs Custom Global Short Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Liberty Media Corp.-Liberty Formula One, Class C ..................... (19,170) $ (10,544) 0.98%
Live Nation Entertainment, Inc. ..................................... (13,813) (10,743) 1.00%
Take-Two Interactive Software, Inc. ................................. (7,734) (8,445) 0.79%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Communication Services (continued)
T-Mobile US, Inc. ................................................ (6,469) $ (9,482) 0.88%
(39,214)
Consumer Discretionary
Airbnb, Inc., Class A ............................................. (9,724) (8,759) 0.82%
Lowe's Cos, Inc. ................................................ (5,575) (10,727) 1.00%
Oriental Land Co. Ltd. ............................................ (56,367) (10,354) 0.96%
Sony Group Corp. ............................................... (75,227) (10,379) 0.97%
Ulta Beauty, Inc. ................................................ (3,672) (10,149) 0.94%
(50,368)
Consumer Staples
Constellation Brands, Inc., Class A .................................. (5,769) (10,561) 0.99%
Diageo PLC .................................................... (38,687) (9,593) 0.89%
Haleon PLC .................................................... (281,211) (10,526) 0.98%
Pernod Ricard SA ............................................... (10,208) (10,975) 1.02%
Shiseido Co, Ltd. ................................................ (46,634) (8,976) 0.84%
(50,631)
Energy
EQT Corp. ..................................................... (29,862) (7,772) 0.72%
Occidental Petroleum Corp. ....................................... (20,652) (7,561) 0.70%
TC Energy Corp. ................................................ (22,056) (7,456) 0.70%
(22,789)
Financials
3i Group PLC ................................................... (33,519) (10,553) 0.98%
Ares Management Corp., Class A ................................... (9,348) (10,348) 0.96%
Commonwealth Bank of Australia ................................... (14,639) (9,769) 0.91%
Corpay, Inc. .................................................... (3,535) (7,854) 0.73%
Fiserv, Inc. ..................................................... (8,356) (10,663) 0.99%
Futu Holdings Ltd., ADR .......................................... (18,746) (12,737) 1.19%
Global Payments, Inc. ............................................ (15,219) (11,073) 1.03%
National Bank of Canada ......................................... (14,458) (9,711) 0.91%
Resona Holdings, Inc. ............................................ (213,620) (10,586) 0.99%
United Overseas Bank Ltd. ........................................ (58,439) (10,416) 0.97%
(103,710)
Health Care
Alcon, Inc. ..................................................... (14,512) (10,305) 0.96%
Avantor, Inc. ................................................... (57,521) (10,571) 0.98%
GE HealthCare Technologies, Inc. .................................. (13,480) (8,986) 0.84%
Moderna, Inc. .................................................. (20,021) (9,504) 0.89%
Revvity, Inc. .................................................... (12,102) (10,982) 1.02%
Sanofi SA ...................................................... (9,684) (7,901) 0.74%
Zimmer Biomet Holdings, Inc. ...................................... (13,871) (10,637) 0.99%
(68,886)
Industrials
3M Co. ........................................................ (9,473) (9,199) 0.86%
Builders FirstSource, Inc. ......................................... (5,695) (7,842) 0.73%
Canadian Pacific Kansas City Ltd. .................................. (12,496) (7,600) 0.71%
Central Japan Railway Co. ........................................ (57,734) (9,513) 0.88%
Dayforce, Inc. .................................................. (24,765) (10,775) 1.00%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials (continued)
Delta Air Lines, Inc. .............................................. (30,310) $ (10,935) 1.02%
Fortune Brands Innovations, Inc. ................................... (11,990) (7,625) 0.71%
(63,489)
Information Technology
Akamai Technologies, Inc. ........................................ (13,708) (9,830) 0.91%
ON Semiconductor Corp. ......................................... (21,211) (10,940) 1.02%
SUMCO Corp. .................................................. (144,236) (11,048) 1.03%
Teledyne Technologies, Inc. ....................................... (3,407) (10,593) 0.99%
(42,411)
Materials
Corteva, Inc. ................................................... (25,855) (10,797) 1.01%
James Hardie Industries PLC ...................................... (33,825) (9,575) 0.89%
(20,372)
Real Estate
Zillow Group, Inc., Class C ........................................ (22,278) (10,104) 0.94%
Utilities
Ameren Corp. .................................................. (17,102) (10,625) 0.99%
Public Service Enterprise Group, Inc. ................................ (11,685) (7,404) 0.69%
(18,029)
Other Components ............................................. (4,148,450) (583,646) 54.36%
Total ....................................................................... $ (1,073,649) 100.00%